6. OTHER FINANCING RECEIVABLES, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Financing Receivables Net
Other financing receivables	¥ 14,342	¥ 1,946,524
Less: Provision for credit losses	(2,474)	(10,311)	¥ (144,359)
Other financing receivables, net	¥ 11,868	¥ 1,936,213